Form N-CSR Cover	6 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024